Financial Risk Management - Schedule of Exposure to Interest Rate Risk (Details) - Interest Rate Risk [Member] - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Financial instruments with cash flow risk
Cash and cash equivalents	$ 29,116,835	$ 18,575,040
Other financial assets		40,000
Financial instruments with cash flow risk	$ 29,116,835	$ 18,615,040